UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07420

Exact name of registrant as specified in charter:	Delaware Investments® Minnesota
Municipal Income Fund II, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
December 31, 2016 (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds – 144.79%
Corporate-Backed Revenue Bonds – 2.84%
Laurentian Energy Authority I
Cogeneration Revenue
Series A 5.00% 12/1/21	3,325,000	$3,271,567
St. Paul Port Authority
Revenue
(Gerdau St. Paul Steel Mill
Project) Series 7 144A
4.50% 10/1/37 (AMT) #	1,715,000	1,392,031
		4,663,598
Education Revenue Bonds – 21.72%
Baytown Township Lease
Revenue
(St. Croix Preparatory
Academy) Series A 4.00%
8/1/36	265,000	223,610
Brooklyn Park Charter School
Lease
(Prairie Seeds Academy
Project)
Series A 5.00% 3/1/34	990,000	990,594
Series A 5.00% 3/1/39	170,000	166,201
Cologne Charter School Lease
Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	286,767
Series A 5.00% 7/1/45	445,000	458,105
Deephaven Charter School
(Eagle Ridge Academy
Project)
Series A 5.25% 7/1/37	590,000	602,573
Series A 5.25% 7/1/40	500,000	507,880
Forest Lake Minnesota
Charter School Revenue
(Lake International
Language Academy)
5.75% 8/1/44	705,000	751,156
Hugo Charter School Lease
Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	252,361
Series A 5.00% 7/1/44	775,000	743,705
Minneapolis Charter School
Lease Revenue
(Hiawatha Academies
Project)
Series A 5.00% 7/1/36	750,000	707,190
Series A 5.00% 7/1/47	900,000	814,077
Minneapolis Student Housing
Revenue
(Riverton Community
Housing Project)
5.25% 8/1/39	205,000	199,441
5.50% 8/1/49	990,000	980,447
Minnesota Charter School
Lease Revenue
(Beacon Academy Project)
Series A 5.00% 7/1/46	305,000	268,479
Minnesota Higher Education
Facilities Authority Revenue
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,032,880
Series D 5.00% 3/1/30	1,120,000	1,190,101
(College of St. Benedict)
Series 7-M 5.00% 3/1/31	300,000	318,186
Series 7-M 5.125%
3/1/36	275,000	290,653
(St. Catherine University)
Series 7-Q 5.00%
10/1/32	700,000	765,695
(St. Johns University)
Series 8-I 5.00% 10/1/31	235,000	268,793
Series 8-I 5.00% 10/1/34	35,000	39,461
(St. Olaf College) Series
8-N 4.00% 10/1/35	590,000	611,700
(St. Scholastic College)
Series H 5.25% 12/1/35	1,000,000	1,048,700
(University of St. Thomas)
Series 7-A 5.00%
10/1/39	1,000,000	1,069,510
Series 7-U 5.00% 4/1/22	750,000	855,127
Otsego Charter School
(Kaleidoscope Charter
School)
Series A 5.00% 9/1/34	335,000	342,688
Series A 5.00% 9/1/44	700,000	707,504
Rice County Educational
Facilities Revenue
(Shattuck-St. Mary’s
School) Series A 144A
5.00% 8/1/22 #	1,250,000	1,306,250
St. Cloud Charter School
Lease Revenue
(Stride Academy Project)
Series A 5.00% 4/1/46	375,000	311,921

(continues)     NQ-OVJ [12/16] 2/17 (18634) 1

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing &
Redevelopment Authority
Charter School Lease
Revenue
(Academia Cesar Chavez
School Project) Series A
5.25% 7/1/50	880,000	$863,667
(Nova Classical Academy
Project) Series A 4.125%
9/1/47	750,000	661,995
(Nova Classical Academy)
Series A 6.375% 9/1/31	750,000	825,615
(Twin Cities Academy
Project) Series A 5.30%
7/1/45	630,000	630,939
University of Minnesota
Series A 5.25% 12/1/28	500,000	564,670
Series A 5.25% 4/1/29	1,000,000	1,077,540
Series C 5.00% 12/1/19	1,290,000	1,400,024
Series D 5.00% 12/1/27	1,110,000	1,249,083
Series D 5.00% 12/1/28	1,880,000	2,111,842
Series D 5.00% 12/1/29	2,265,000	2,539,835
Series D 5.00% 12/1/31	1,000,000	1,120,810
Series D 5.00% 12/1/36	3,000,000	3,347,640
State Supported Stadium
Debt Series A 5.00%
8/1/26	1,000,000	1,194,430
		35,699,845
Electric Revenue Bonds – 10.77%
Central Minnesota Municipal
Power Agency Revenue
(Brookings Southeast Twin
Cities Transportation)
5.00% 1/1/32	1,130,000	1,248,074
(Brookings Twin Cities
Transmission Project)
5.00% 1/1/42	1,000,000	1,087,420
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	514,714
Minnesota Municipal Power
Agency Electric Revenue
5.00% 10/1/25	500,000	582,505
5.00% 10/1/26	500,000	578,520
5.00% 10/1/27	320,000	368,323
5.00% 10/1/47	545,000	607,495
Northern Municipal Power
Agency
Series A 5.00% 1/1/26	100,000	113,438
Series A 5.00% 1/1/30	340,000	379,277
Rochester Electric Utility
Revenue
Series B 5.00% 12/1/30	1,300,000	1,492,842
Series B 5.00% 12/1/43	1,000,000	1,119,470
Southern Minnesota
Municipal Power Agency
Supply Revenue
Series A 5.00% 1/1/41	240,000	267,595
Western Minnesota Municipal
Power Agency Supply
Revenue
Series A 5.00% 1/1/25	3,000,000	3,466,290
Series A 5.00% 1/1/26	1,000,000	1,151,180
Series A 5.00% 1/1/33	1,000,000	1,128,840
Series A 5.00% 1/1/40	750,000	834,592
Series A 5.00% 1/1/46	2,500,000	2,770,400
		17,710,975
Healthcare Revenue Bonds – 31.67%
Anoka Health Care Facilities
Revenue
5.375% 11/1/34	610,000	628,422
(Homestead Anoka Project)
Series A 7.00% 11/1/46	1,200,000	1,289,256
Apple Valley Senior Living
Revenue
(Senior Living LLC Project)
Series B 5.00% 1/1/47	750,000	753,292
Series D 7.25% 1/1/52	1,000,000	981,930
Center City Health Care
Facilities Revenue
(Hazelden Betty Ford
Foundation Project)
5.00% 11/1/27	500,000	570,095
5.00% 11/1/29	300,000	339,333
(Hazelden Foundation
Project)
4.75% 11/1/31	850,000	880,269
5.00% 11/1/41	1,600,000	1,662,864
Cloquet Housing Facilities
Revenue
(HADC Cloquet Project)
Series A 5.00% 8/1/48	500,000	477,795
Dakota County Community
Development Agency
Senior Housing Revenue
(Walker Highview Hills
Project)
Series A 144A 5.00%
8/1/46 #	370,000	359,411

2 NQ-OVJ [12/16] 2/17 (18634)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Dakota County Community
Development Agency
Senior Housing Revenue
Series A 144A 5.00%
8/1/51 #	755,000	$713,528
Deephaven Housing &
Healthcare Revenue
(St. Therese Senior Living
Project)
Series A 5.00% 4/1/38	280,000	281,173
Series A 5.00% 4/1/40	270,000	270,842
Duluth Economic
Development Authority
(St. Luke’s Hospital
Authority Obligation
Group)
5.75% 6/15/32	1,400,000	1,516,900
6.00% 6/15/39	1,000,000	1,090,530
Fergus Falls Health Care
Facilities Revenue
(Lake Region Healthcare)
5.00% 8/1/30	1,000,000	1,005,620
Hayward
(American Baptist Homes
Midwest) 5.75% 2/1/44	500,000	498,065
Hayward Health Care
Facilities Revenue
(St. John’s Lutheran Home
of Albert Lea)
5.375% 10/1/44	680,000	676,056
Maple Grove Health Care
Facilities Revenue
(North Memorial Health
Care) 5.00% 9/1/30	865,000	975,746
Maple Grove Health Care
System Revenue
(Maple Grove Hospital)
5.25% 5/1/37	1,100,000	1,109,779
Minneapolis Health Care
System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	564,505
Series A 5.00% 11/15/34	500,000	559,200
(Unrefunded - Fairview
Health Services) Series B
6.50% 11/15/38 (AGC)	1,940,000	2,094,269
Minneapolis Senior Housing &
Healthcare Revenue
(Ecumen Mill City Quarter)
5.00% 11/1/35	220,000	218,394
5.25% 11/1/45	850,000	850,841
5.375% 11/1/50	200,000	192,894
Minneapolis – St. Paul
Housing & Redevelopment
Authority Health Care
Revenue
(Children’s Health Care
Facilities) Series A1 5.00%
8/15/34 (AGM)	500,000	540,160
Rochester Health Care &
Housing Revenue
(Samaritan Bethany)
Series A 7.375% 12/1/41	1,220,000	1,319,576
(The Homestead at
Rochester Project) Series A
6.875% 12/1/48	1,220,000	1,353,944
Rochester Health Care
Facilities Revenue
(Mayo Clinic) 4.00%
11/15/41	4,860,000	4,949,327
Sartell Health Care Facilities
Revenue
(Country Manor Campus
Project)
5.25% 9/1/30	1,000,000	1,035,580
Series A 5.30% 9/1/37	600,000	619,050
Shakopee Health Care
Facilities Revenue
(St. Francis Regional
Medical Center)
4.00% 9/1/31	205,000	213,376
5.00% 9/1/34	165,000	181,048
St. Cloud Health Care
Revenue
(Centracare Health System
Project)
Series A 4.00% 5/1/37	1,295,000	1,314,127
Series A 5.00% 5/1/46	2,800,000	3,094,336
Series B 5.00% 5/1/24	1,400,000	1,644,174
(Unrefunded - Centracare
Health System Project)
5.125% 5/1/30	95,000	103,440

(continues)     NQ-OVJ [12/16] 2/17 (18634) 3

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing &
Redevelopment Authority
Health Care Facilities
Revenue
(Allina Health System)
Series A-1 5.25%
11/15/29	1,395,000	$1,530,566
(Health Partners Obligation
Group Project)
5.00% 7/1/29	2,000,000	2,284,560
5.00% 7/1/32	1,100,000	1,237,665
St. Paul Housing &
Redevelopment Authority
Hospital Facility
(Healtheast Care System
Project)
Series A 5.00% 11/15/29	395,000	434,982
Series A 5.00% 11/15/30	290,000	318,748
St. Paul Housing &
Redevelopment Authority
Housing & Health Care
Facilities Revenue
(Senior Episcopal Homes
Project)
5.125% 5/1/48	1,200,000	1,197,228
Series A 4.75% 11/1/31	740,000	726,813
Wayzata Senior Housing
Revenue
(Folkestone Senior Living
Community)
Series A 5.50% 11/1/32	420,000	444,654
Series A 5.75% 11/1/39	945,000	996,965
Series A 6.00% 5/1/47	1,475,000	1,562,512
Winona Health Care Facilities
Revenue
(Winona Health Obligation)
4.65% 7/1/26	465,000	490,175
4.75% 7/1/27	785,000	827,398
5.00% 7/1/23	1,010,000	1,022,009
5.00% 7/1/34	750,000	788,513
Woodbury Housing &
Redevelopment Authority
Revenue
(St. Therese of Woodbury)
5.125% 12/1/44	1,250,000	1,266,175
		52,058,110
Housing Revenue Bonds – 2.72%
Minneapolis Multifamily
Housing Revenue
(Olson Townhomes Project)
6.00% 12/1/19 (AMT)	345,000	345,134
Minnesota Housing Finance
Agency
(Non Ace - State
Appropriated Housing)
5.00% 8/1/33	1,390,000	1,566,280
Minnesota State Housing
Finance Agency
Homeownership
(Mortgage-Backed
Securities Program) 4.40%
7/1/32 (GNMA) (FNMA)	1,015,000	1,065,628
(Residential Housing)
Series L 5.10% 7/1/38
(AMT)	950,000	952,613
Northwest Multi-County
Housing & Redevelopment
Authority
(Pooled Housing Program)
5.50% 7/1/45	560,000	542,013
		4,471,668
Lease Revenue Bonds – 14.24%
Minnesota State General
Fund Revenue
Appropriations
Series A 5.00% 6/1/32	780,000	882,125
Series A 5.00% 6/1/38	5,500,000	6,137,835
Series A 5.00% 6/1/43	1,750,000	1,945,388
Series B 4.00% 3/1/26	3,000,000	3,228,240
Series B 5.00% 3/1/29	3,525,000	3,995,799
University of Minnesota
Special Purpose Revenue
(State Supported Biomed
Science Research)
5.00% 8/1/35	1,040,000	1,132,207
5.00% 8/1/36	4,000,000	4,439,400
Virginia Housing &
Redevelopment Authority
Health Care Facility Lease
Revenue
5.25% 10/1/25	680,000	681,285
5.375% 10/1/30	965,000	966,650
		23,408,929

4 NQ-OVJ [12/16] 2/17 (18634)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds – 11.91%
Burnsville-Eagan-Savage
Independent School District
No 191
(Alternative Facilities)
Series A 4.00% 2/1/28	1,185,000	$1,297,480
Duluth Independent School
District No 709
Series A 4.00% 2/1/27	600,000	650,664
Duluth, Minnesota
(Improvement DECC)
Series A 5.00% 2/1/34	545,000	630,641
Hennepin County
Series A 5.00% 12/1/36	1,000,000	1,179,880
Series A 5.00% 12/1/41	1,060,000	1,234,762
Hopkins Independent School
District No. 270
Series A 5.00% 2/1/28	1,000,000	1,108,480
Mahtomedi Independent
School District No. 832
(School Building) Series A
5.00% 2/1/28	515,000	606,413
Mountain Iron-Buhl
Independent School District
No. 712
(School Building) Series A
4.00% 2/1/26	1,315,000	1,479,230
Rocori Independent School
District No. 750
(School Building)
Series B 5.00% 2/1/22	1,010,000	1,078,256
Series B 5.00% 2/1/24	1,075,000	1,146,735
Series B 5.00% 2/1/25	1,115,000	1,188,456
Series B 5.00% 2/1/26	1,155,000	1,231,091
St Michael-Albertville
Independent School District
No. 885
(School Building) Series A
5.00% 2/1/27	1,300,000	1,559,831
St. Paul Independent School
District No. 625
(School Building)
Series B 5.00% 2/1/22	1,300,000	1,495,312
Series B 5.00% 2/1/26	1,000,000	1,152,700
Willmar
(Rice Memorial Hospital
Project) Series A 4.00%
2/1/32	2,440,000	2,540,748
		19,580,679
Pre-Refunded/Escrowed to Maturity Bonds – 21.82%
Dakota-Washington Counties
Housing & Redevelopment
Authority Single Family
Residential Mortgage
Revenue
(City of Bloomington)
Series B 8.375% 9/1/21
(GNMA) (AMT)	7,055,000	8,940,449
Deephaven Charter School
(Eagle Ridge Academy
Project) Series A 5.50%
7/1/43-23 §	500,000	592,320
Minneapolis Health Care
System Revenue
(Centracare Health System
Project) Series A 5.125%
5/1/30-20 §	5,080,000	5,650,027
(Fairview Health Services)
Series A 6.625%
11/15/28-18 §	1,150,000	1,264,126
Series B 6.50%
11/15/38-18 (AGC) §	355,000	389,410
Minneapolis Revenue
(National Marrow Donor
Program Project)
Series NMDP 4.875%
8/1/25-18 §	1,000,000	1,055,740
Minnesota Public Safety Radio
5.00% 6/1/23-19 §	2,845,000	3,087,422
Southern Minnesota
Municipal Power Agency
Revenue
Series A 5.75%
1/1/18-10 §	705,000	705,000
Southern Minnesota
Municipal Power Agency
Supply Revenue
Series A 5.25%
1/1/30-19 §	780,000	840,879
St. Cloud Health Care
Revenue
(Centracare Health System
Project) 5.50% 5/1/39-19
(AGC) §	1,500,000	1,641,210
St. Louis Park Health Care
Facilities Revenue
(Park Nicollet Health
Services)
5.75% 7/1/39-19 §	3,565,000	3,942,319

(continues)     NQ-OVJ [12/16] 2/17 (18634) 5

Schedule of investments

Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
St. Louis Park Health Care
Facilities Revenue
Series C 5.50%
7/1/23-18 §	1,000,000	$1,064,310
St. Paul Housing &
Redevelopment Authority
Housing & Health Care
Facilities Revenue
(Senior Carondelet Village
Project) Series A 6.00%
8/1/42-17 §	770,000	792,977
St. Paul Sewer Revenue
Series D 5.00%
12/1/21-18 §	1,325,000	1,396,921
University of Minnesota
Series A 5.50% 7/1/21	4,000,000	4,501,360
		35,864,470
Special Tax Revenue Bonds – 3.29%
Guam Government Business
Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	159,543
Hennepin County Sales Tax
Revenue
(Second Lien-Ballpark
Project) Series B 4.75%
12/15/27	1,905,000	1,967,522
Minneapolis Community
Planning & Economic
Development Department
(Limited Tax Supported
Common Bond Fund)
6.25% 12/1/30	1,000,000	1,140,960
Minneapolis Revenue
(YMCA Greater Twin Cities
Project) 4.00% 6/1/29	165,000	172,232
St. Paul Port Authority
(Brownfields
Redevelopment Tax)
Series 2 5.00% 3/1/37	895,000	901,355
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	1,065,386
		5,406,998
State General Obligation Bonds – 15.28%
Minnesota State
Series A 5.00% 8/1/24	4,500,000	5,416,785
Series A 5.00% 8/1/29	700,000	836,549
(State Trunk Highway)
Series B 5.00% 10/1/22	5,500,000	6,268,515
Series B 5.00% 10/1/29	3,315,000	3,749,994
(State Various Purpose)
Series D 5.00% 8/1/24	2,700,000	2,995,812
(Various Purposes) Series F
5.00% 10/1/22	5,000,000	5,848,950
		25,116,605
Transportation Revenue Bonds – 7.31%
Minneapolis – St. Paul
Metropolitan Airports
Commission Revenue
5.00% 1/1/21	600,000	670,872
5.00% 1/1/22	670,000	748,316
Subordinate
Series A 5.00% 1/1/31	410,000	484,686
Series A 5.00% 1/1/32	1,255,000	1,476,445
Series B 5.00% 1/1/26	540,000	605,275
Series B 5.00% 1/1/26
(AMT)	500,000	559,055
Series B 5.00% 1/1/27	1,190,000	1,333,252
Series B 5.00% 1/1/30	500,000	553,725
Series B 5.00% 1/1/31	250,000	276,123
Series C 5.00% 1/1/33	2,000,000	2,339,680
Series C 5.00% 1/1/36	1,000,000	1,154,890
Series C 5.00% 1/1/46	1,245,000	1,416,113
St. Paul Port Authority
Revenue
(Amherst H. Wilder
Foundation) Series 3
5.00% 12/1/36	380,000	404,711
		12,023,143
Water & Sewer Revenue Bonds – 1.22%
Guam Government
Waterworks Authority
5.00% 1/1/46	725,000	756,197
Metropolitan Council Waste
Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,250,214
		2,006,411
Total Municipal Bonds
(cost $231,387,847)		238,011,431

6 NQ-OVJ [12/16] 2/17 (18634)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)

Short-Term Investment – 0.18%
Variable Rate Demand Notes – 0.18%
Minneapolis – St. Paul
Housing & Redevelopment
Authority Health Care
Revenue ¤	300,000	300,000
Total Short-Term Investment
(cost $300,000)		300,000

Total Value of
Securities – 144.97%
(cost $231,687,847)		$238,311,431
Liquidation Value of
Preferred
Stock – (45.62%)		(75,000,000)
Receivables and Other
Assets Net of
Liabilities – 0.65%		1,077,298
Net Assets Applicable to
11,504,975 Shares
Outstanding – 100.00%		$164,388,729
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2016, the aggregate value of Rule 144A securities was $3,771,220, which represents 2.29% of the Fund’s net assets.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Dec. 31, 2016.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral

NQ-OVJ [12/16] 2/17 (18634) 7

Notes

Delaware Investments® Minnesota Municipal Income Fund II, Inc.
December 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments Minnesota Municipal Income Fund II, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Dec. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Dec. 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$231,687,847
Aggregate unrealized appreciation of investments	$8,637,519
Aggregate unrealized depreciation of investments	(2,013,935)
Net unrealized appreciation of investments	$6,623,584

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

8 NQ-OVJ [12/16] 2/17 (18634)

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2016:

Securities	Level 2
Municipal Bonds	$238,011,431
Short-Term Investments	300,000
Total Value of Securities	$238,311,431

During the period ended Dec. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: